Supplemental Guarantor Information	12 Months Ended
Jun. 30, 2012
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2012
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,705	$-	$33,706
Expenses	(416)	-	(30,916)	-	(31,332)
Equity earnings (losses) of affiliates	(5)	-	735	-	730
Interest expense, net	(1,499)	(396)	(14)	875	(1,034)
Interest income	4	7	999	(875)	135
Earnings (losses) from subsidiary entities	127	1,630	-	(1,757)	-
Other, net	327	(62)	(258)	-	7
Income (loss) before income tax expense	(1,461)	1,179	4,251	(1,757)	2,212
Income tax (expense) benefit	532	-	(1,547)	210	(805)
Net income (loss)	(929)	1,179	2,704	(1,547)	1,407
Less: Net income attributable to noncontrolling interests	-	-	(228)	-	(228)
Net income (loss) attributable to News Corporation stockholders	$(929)	$1,179	$2,476	$(1,547)	$1,179

Comprehensive income (loss) attributable to News Corporation stockholders	$(966)	$(432)	$1,204	$(238)	$(432)

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2011
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,404	$-	$33,405
Expenses	(399)	-	(28,469)	-	(28,868)
Equity earnings (losses) of affiliates	(6)	-	468	-	462
Interest expense, net	(1,435)	(1,109)	(19)	1,597	(966)
Interest income	73	8	1,642	(1,597)	126
Earnings (losses) from subsidiary entities	672	3,924	-	(4,596)	-
Other, net	250	(84)	(148)	-	18
Income (loss) from continuing operations before income tax expense	(844)	2,739	6,878	(4,596)	4,177
Income tax (expense) benefit	208	-	(1,694)	457	(1,029)
Income (loss) from continuing operations	(636)	2,739	5,184	(4,139)	3,148
Loss on disposition of discontinued opearions, net of tax	-	-	(254)	-	(254)
Net income (loss)	(636)	2,739	4,930	(4,139)	2,894
Less: Net income attributable to noncontrolling interests	-	-	(155)	-	(155)
Net income (loss) attributable to News Corporation stockholders	$(636)	$2,739	$4,775	$(4,139)	$2,739

Comprehensive income (loss) attributable to News Corporation stockholders	$(682)	$4,774	$7,855	$(7,173)	$4,774

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2010
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$32,777	$-	$32,778
Expenses	(323)	-	(28,749)	-	(29,072)
Equity earnings of affiliates	2	-	446	-	448
Interest expense, net	(4,256)	(743)	(10)	4,018	(991)
Interest income	6	-	4,103	(4,018)	91
Earnings (losses) from subsidiary entities	1,744	3,283	-	(5,027)	-
Other, net	644	(1)	(169)	(405)	69
Income (loss) before income tax expense	(2,182)	2,539	8,398	(5,432)	3,323
Income tax (expense) benefit	446	-	(1,716)	591	(679)
Net income (loss)	(1,736)	2,539	6,682	(4,841)	2,644
Less: Net income attributable to noncontrolling interests	-	-	(105)	-	(105)
Net income (loss) attributable to News Corporation stockholders	$(1,736)	$2,539	$6,577	$(4,841)	$2,539

Comprehensive income (loss) attributable to News Corporation stockholders	$(1,638)	$2,132	$7,456	$(5,818)	$2,132